Accrued and Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities, Current [Abstract]
Accrued and Other Liabilities
Accrued and Other Liabilities
Accrued and other liabilities at December 31, 2011 and 2010 consist of the following:

(in thousands)	2011	2010
Accrued expenses	$82,342	$54,122
Payroll and related accruals	44,421	42,503
Preacquisition contingencies assumed in acquisition	6,203	28,679
Accrued earn-outs and milestone payments	17,470	24,808
Swaps and forwards	2,492	11,685
Accrued royalties	25,659	16,400
Deferred revenue	23,793	20,973
Accrued interest on long-term debt	7,383	6,296
Current portion of capital lease obligations	4,006	3,588
Total accrued and other liabilities	$213,769	$209,054